Earnings per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Aria Energy LLC [Member]
Earnings per Unit [Line Items]
Earnings per Unit

(12)  Earnings per Unit

Basic earnings per unit is computed using the “two-class” method which includes the weighted average number of units outstanding during the period and other securities that participate in dividends (a participating security) (if any). During the periods where the Company incurs net losses, the Company allocates no loss to participating securities because these securities have no contractual obligation to share in the losses of the Company. Under the two-class method, basic net loss per unit applicable to unitholders is computed by dividing the net loss applicable to common unitholders by the weighted average number of common units outstanding for the period. Diluted net loss per unit is computed similar to basic net loss per unit except that the denominator is increased to include the number of additional units for the potential dilutive effects of a warrant, convertible preferred stock and stock options outstanding during the period calculated in accordance with the treasury stock method, or the two-class method, whichever is more dilutive. For all periods presented, basic and diluted net loss per unit are the same, as any additional unit equivalents would be anti-dilutive.

	For the six months ended
Earnings per common unit	June 30, 2021	June 30, 2020
Net income (loss) attributable to the Company (thousands of $)	84,760	(6,641)
Weighted average number of common units outstanding (thousands of shares)	479,966	479,966
Earnings (loss) per common unit ($)	0.18	(0.01)

Note 12 — Earnings per Unit

Basic earnings per unit is computed using the “two-class” method which includes the weighted average number of units outstanding during the period and other securities that participate in dividends (a participating security) (if any). During the periods where the Company incurs net losses, the Company allocates no loss to participating securities because these securities have no contractual obligation to share in the losses of the Company. Under the two-class method, basic net loss per unit applicable to unitholders is computed by dividing the net loss applicable to common unitholders by the weighted average number of common units outstanding for the period. Diluted net loss per unit is computed similar to basic net loss per unit except that the denominator is increased to include the number of additional units for the potential dilutive effects of a warrant, convertible preferred stock and stock options outstanding during the period calculated in accordance with the treasury stock method, or the two-class method, whichever is more dilutive. For all periods presented, basic and diluted net loss per unit are the same, as any additional unit equivalents would be anti-dilutive.

Earnings per common unit	December 31, 2020	December 31, 2019	December 31, 2018
Net loss attributable to the Company (thousands of $)	(30,001)	(27,031)	(24,758)
Weighted average number of common units outstanding (thousands of shares)	479,966	479,966	479,966
Earnings (loss) per common unit ($)	(0.06)	(0.06)	(0.05)